PROPERTY, PLANT AND EQUIPMENT - Schedule of Real Estate Assets, Private Equity and Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	$ 67,294
Changes in basis of accounting	2,600
Balance, end of period	89,264	$ 67,294
Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	54,907
Balance, end of period	77,433	54,907
Accumulated Fair Value Changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	22,351
Balance, end of period	24,965	22,351
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(9,964)
Balance, end of period	(13,134)	(9,964)
Real Estate
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	7,652	5,779
Additions, net of disposals and assets reclassified as held for sale	549	400
Acquisitions through business combinations	785	1,748
Foreign currency translation	94	(217)
Fair value changes	323	245
Depreciation expenses	(443)	(303)
Balance, end of period	9,729	7,652
Real Estate | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	7,713	5,854
Additions, net of disposals and assets reclassified as held for sale	514	352
Acquisitions through business combinations	785	1,748
Foreign currency translation	109	(241)
Fair value changes	0	0
Depreciation expenses	0	0
Balance, end of period	9,890	7,713
Real Estate | Accumulated Fair Value Changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	1,045	798
Additions, net of disposals and assets reclassified as held for sale	(2)	5
Acquisitions through business combinations	0	0
Foreign currency translation	0	(3)
Fair value changes	323	245
Depreciation expenses	0	0
Balance, end of period	1,366	1,045
Real Estate | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(1,106)	(873)
Additions, net of disposals and assets reclassified as held for sale	37	43
Acquisitions through business combinations	0	0
Foreign currency translation	(15)	27
Fair value changes	0	0
Depreciation expenses	(443)	(303)
Balance, end of period	(1,527)	(1,106)
Private Equity and Other
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	7,121	2,733
Additions, net of disposals and assets reclassified as held for sale	809	433
Acquisitions through business combinations	6,650	4,915
Foreign currency translation	26	(205)
Depreciation expenses	(1,274)	(536)
Impairment charges	(196)	(219)
Balance, end of period	14,168	7,121
Private Equity and Other | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	9,027	4,050
Additions, net of disposals and assets reclassified as held for sale	477	360
Acquisitions through business combinations	6,650	4,915
Foreign currency translation	83	(298)
Depreciation expenses	0	0
Impairment charges	0	0
Balance, end of period	17,269	9,027
Private Equity and Other | Accumulated Fair Value Changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(434)
Balance, end of period	(643)	(434)
Private Equity and Other | Accumulated Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(434)	(231)
Additions, net of disposals and assets reclassified as held for sale	0	1
Acquisitions through business combinations	0	0
Foreign currency translation	(13)	15
Depreciation expenses	0	0
Impairment charges	(196)	(219)
Balance, end of period	(643)	(434)
Private Equity and Other | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(1,472)	(1,086)
Additions, net of disposals and assets reclassified as held for sale	332	72
Acquisitions through business combinations	0	0
Foreign currency translation	(44)	78
Depreciation expenses	(1,274)	(536)
Impairment charges	0	0
Balance, end of period	(2,458)	(1,472)
Property, plant and equipment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Changes in basis of accounting	5,400
Property, plant and equipment [member] | Real Estate
Reconciliation of changes in property, plant and equipment [abstract]
Changes in basis of accounting	769	0
Property, plant and equipment [member] | Real Estate | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Changes in basis of accounting	769	0
Property, plant and equipment [member] | Real Estate | Accumulated Fair Value Changes
Reconciliation of changes in property, plant and equipment [abstract]
Changes in basis of accounting	0	0
Property, plant and equipment [member] | Real Estate | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Changes in basis of accounting	0	0
Property, plant and equipment [member] | Private Equity and Other
Reconciliation of changes in property, plant and equipment [abstract]
Changes in basis of accounting	1,032	0
Property, plant and equipment [member] | Private Equity and Other | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Changes in basis of accounting	1,032	0
Property, plant and equipment [member] | Private Equity and Other | Accumulated Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Changes in basis of accounting	0	0
Property, plant and equipment [member] | Private Equity and Other | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Changes in basis of accounting	$ 0	$ 0